Cover page Cover Page	Sep. 16, 2026
Entity Information [Line Items]
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	LENNAR CORP /NEW/
Entity Address, Address Line One	5505 Waterford District Drive
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33126
City Area Code	(305)
Local Phone Number	559-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000920760
Amendment Flag	false
Entity File Number	1-11749
Entity Tax Identification Number	95-4337490
Class A Common Stock, par value $.10
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $.10
Trading Symbol	LEN
Security Exchange Name	NYSE
Class B Common Stock, par value $.10
Entity Information [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $.10
Trading Symbol	LEN.B
Security Exchange Name	NYSE